Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Choice Care Card LLC Acquisition [Member]
Business Acquisition [Line Items]
Summary of allocation of purchase price at date of acquisition

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

Transit Chek Acquisition [Member]
Business Acquisition [Line Items]
Summary of allocation of purchase price at date of acquisition

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Net tangible assets acquired in acquisition

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation of purchase price	$1.7

Unaudited pro forma financial information

	Three Months ended June 30,		Six Months ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
	(in thousands, except per share data)
Total revenue	$38,990	$43,777	$79,966	$89,887
Net income attributable to common stockholders	$204	$2,446	$581	$2,662
Net income per share attributable to common stockholders:
Basic	$0.13	$0.17	$0.38	$0.34
Diluted	$0.01	$0.10	$0.04	$0.13